DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENTS, RECURRING AND NONRECURRING, VALUATION TECHNIQUES
	Initial Valuations (on new derivative instruments entered into during the year ended June 30, 2026)	Initial Valuations (on new derivative instruments entered into during the year ended June 30, 2025)
Volatility	-	344-414%
Expected remaining term	-	0.66-1.00
Risk-free interest rate	-	4.21-4.29%
Expected dividend yield	None	None

	June 30, 2026	June 30, 2025
Volatility	-	413.55%
Expected remaining term	-	0.01 - 0.95
Risk-free interest rate	-	4.21 – 4.45%
Expected dividend yield	None	None

SCHEDULE OF FAIR VALUE, ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS
	Balance at June 30, 2026	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Warrant liability	$—	$—	$—	$—
Embedded conversion option liabilities	—	—	—	—
Total	$—	$—	$—	$—

	Balance at June 30, 2025	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Embedded conversion option liabilities	$403,892	$—	$—	$403,892
Total	$403,892	$—	$—	$403,892

SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE

The following is a roll forward for the years ended June 30, 2026 and 2025 of the fair value liability of price adjustable derivative instruments:

Fair Value of
Liability for
Derivative
Instruments
Balance at June 30, 2024	$133,886
Initial fair value of embedded conversion option derivative liability recorded as debt discount	222,500
Initial fair value of embedded conversion option derivative liability recorded as derivative expense	333,596
Gain on debt extinguishment	(73,640)
Change in fair value included in statements of operations	(212,450)
Balance at June 30, 2025	403,892
Gain on debt extinguishment	(390,183)
Change in fair value included in statements of operations	(13,709)
Balance at June 30, 2026	$-

SUMMARY OF THE CHANGES IN THE FAIR VALUE OF THE LEVEL 3 WARRANT LIABILITY

The following table sets forth a summary of the changes in the fair value of the Level 3 warrant liability for the year ended June 30, 2026:

Warrant Liability
Fair value as of June 30, 2025	$-
Initial fair value of warrant liability upon issuance	882,345
Reclassification into equity upon conversions	(8,925)
Reclassification into equity upon amendment of Series C designation	(973,115)
Change in fair value of warrant liability	99,695
Fair value as of June 30, 2026	$—